Share capital - Share-based payment expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share capital [Line Items]
Total share-based payment expenses	$ 8.5	$ 3.8
Share-based payment expenses recognized in operating expenses	3.1	1.2
Stock option expense
Share capital [Line Items]
Total share-based payment expenses	0.3	1.2
Performance share unit expense
Share capital [Line Items]
Total share-based payment expenses	1.5	0.5
Restricted share unit expense
Share capital [Line Items]
Total share-based payment expenses	5.0	2.1
Deferred share unit expense
Share capital [Line Items]
Total share-based payment expenses	1.6	(0.4)
Shares issued under First Nations agreements
Share capital [Line Items]
Total share-based payment expenses	$ 0.1	$ 0.4